Share capital, share premium and transaction costs on new equity instruments - Schedule of Movement of Share Capital and Share Premium (Details) - EUR (€)				12 Months Ended
	Apr. 15, 2022	Mar. 22, 2022	Mar. 16, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Number of shares issued (in shares)				190,270,211	190,270,211
Par value per share (in EUR per share)	€ 0.12	€ 0.12	€ 0.12
Beginning balance				€ (76,652,000)	€ (73,744,000)	€ (37,596,000)
Share issue related cost				0	€ (1,059,000)	€ 0
Share Capital increase on conversion (in shares)			235,935,061
Shares issued in the period (in shares)		2,500,000	12,500,000
Private Placement Warrants exercise (in shares)	1,334,949
Equity contribution (Private placement warrants exercise)				€ 13,854,000
Number of shares issued (in shares)				267,177,592	190,270,211	190,270,211
Ending balance				€ 27,758,000	€ (76,652,000)	€ (73,744,000)
Allego Holding
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Number of shares issued (in shares)				100	100	100
Par value per share (in EUR per share)			€ 1.00		€ 1.00	€ 1.00	€ 1.00
Shareholder loan to equity conversion (in shares)			2
Number of shares issued in the fee agreement (in shares)			22
Number of shares exchanged for shares in new company (in share)			(124)
Shares issued in the period (in shares)			22
Number of shares issued (in shares)			124		100	100
Share capital
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Beginning balance				€ 1,000	€ 1,000	€ 1,000
Shareholder loan equity conversion			€ 28,311,000
Equity contribution (PIPE financing)		€ 300,000	1,500,000
Equity contribution (Private placement warrants exercise)	€ 160,000			160,000
Ending balance				32,061,000	1,000	1,000
Share capital | Allego Holding
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Beginning balance				1,000	1,000	1,000
Equity contribution (PIPE financing)			22
Ending balance			1,000		1,000	1,000
Share premium
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Beginning balance				61,888,000	36,947,000	36,947,000
Share issue related cost					(1,059,000)
Shareholder loan equity conversion			(28,311,000)
Equity contribution (PIPE financing)		€ 22,375,000	108,515,000
Equity contribution (Private placement warrants exercise)	€ 13,694,000			13,694,000
Ending balance				365,900,000	61,888,000	36,947,000
Share premium | Allego Holding
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Beginning balance				€ 61,888,000	36,947,000	36,947,000
Equity contribution					26,000,000
Share issue related cost					(1,059,000)
Shareholder loan equity conversion			101,931,000
Ending balance			€ 163,819,000		€ 61,888,000	€ 36,947,000